Other receivables - Current other receivables and contract assets (Details) - GBP (£) £ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
VAT recoverable	£ 3,898	£ 3,040
Prepayments	8,021	5,935
Contract assets and accrued grant income	0	176
Accrued bank interest	451	746
Other receivables	4,135	4,721
Other receivables and contract assets	£ 16,505	£ 14,618